Exhibit 1

Motel 6 Trust 2017-MTL6

Commercial Mortgage Pass-Through Certificates, Series 2017-MTL6

Motel 6 Trust 2017-M6MZ

Commercial Mezzanine Pass-Through Certificates, Series 2017-M6MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Academy Securities, Inc.

Drexel Hamilton, LLC

23 August 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:

Motel 6 Trust 2017-MTL6
Commercial Mortgage Pass-Through Certificates, Series 2017-MTL6 (the “CMBS Certificates”)

Motel 6 Trust 2017-M6MZ
Commercial Mezzanine Pass-Through Certificates, Series 2017-M6MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan and Mezzanine Loan (both as defined in Attachment A) that will secure the CMBS Certificates and Mezzanine Certificates, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Motel 6 Trust 2017-MTL6 securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the preliminary confidential offering circular for the Motel 6 Trust 2017-M6MZ securitization transaction (the “Draft Preliminary Mezzanine Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Mezzanine Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Mezzanine Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine Loan,
iii.	Whether the originators of the Mortgage Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates that are secured by the Mortgage Loan or Mezzanine Loan, respectively, will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 August 2017

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent ownership interests in Motel 6 Trust 2017-MTL6 (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The assets of the CMBS Issuing Entity will consist primarily of two promissory notes issued by four special purpose entities (collectively, the “Mortgage Borrowers”), evidencing a two-year, floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, the Mortgage Borrowers’ interests in 451 hotel properties (collectively, the “Mortgaged Properties”), certain intellectual property, equity interests in the company that owns such intellectual property and in the franchise companies and a pledge of cash flow from nine properties (collectively, the “Cash Flow Properties,” together with the Mortgaged Properties, the “Properties”),
d.	The Mortgage Loan has a related mezzanine loan (the “Mezzanine Loan”),
e.	The Mezzanine Certificates will represent interests in Motel 6 Trust 2017-M6MZ (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The assets of the Mezzanine Issuing Entity will consist primarily of the Mezzanine Loan, which is a floating rate, interest-only mezzanine loan in the original principal amount of $225,000,000 evidenced by two promissory notes issued by four special purpose entities (collectively, the “Mezzanine Borrowers”),
g.	The Mezzanine Loan is secured by, among other things, (i) the pledges of direct or indirect ownership interests of the Mezzanine Borrowers in (A) the Mortgage Borrowers and (B) two special purpose entities that own the ownership interests in franchise companies located in the United States and Canada and (ii) a subordinate lien on cash flow from four hotel properties and
h.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 September 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 8

1. (continued)

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term and
ii.	Original Mezz Loan Term

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term and
c.	Original Mezz Loan Term

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mezz Loan Term to Maturity

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For the Mortgage Loan and Mezzanine Loan, the mortgage loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term,
ii.	Original Mezz Loan Amortization Term,
iii.	Remaining Mortgage Loan Amortization Term and
iv.	Remaining Mezz Loan Amortization Term

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Mezz Loan Term” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezz Loan IO Period” characteristic on the Final Data File,
d.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Loan Amount ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”) and

Attachment A Page 4 of 8

7. (continued)

e.	Use the “Original Allocated Mezzanine Loan Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Current Allocated Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Cut-Off Date Allocated Loan Amount ($),
d.	Current Allocated Mezzanine Loan Balance,
e.	Maturity Allocated Mortgage Loan Balance and
f.	Maturity Allocated Mezzanine Loan Balance

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Current Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-Off Date Allocated Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Original Allocated Mortgage Loan Balance and
d.	Original Allocated Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	LIBOR Floor,
e.	Amount Floored? and
f.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.230% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate and
iii.	Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Cut-Off Date Allocated Loan Amount ($),
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 12., we recalculated the:

i.	Annual Mortgage Debt Service and
ii.	Monthly Mortgage Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Cut-Off Date Allocated Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service.”

Attachment A Page 6 of 8

13.	Using the:

a.                   Current Allocated Mezzanine Loan Balance,

b.                   Mezzanine Loan Interest Rate and

c.                   Accrual Basis

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 13., we recalculated the “Annual Mezz Debt Service” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service” of the Mezzanine Loan as the product of:

a.	The “Current Allocated Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Annual Mortgage Debt Service and
b.	Annual Mezz Debt Service

of the Mortgage Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Annual Total Debt Service” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	TTM NOI ($),
b.	TTM NCF,
c.	Annual Mortgage Debt Service,
d.	Cut-Off Date Allocated Loan Amount ($),
e.	Maturity Allocated Mortgage Loan Balance,
f.	Appraised Portfolio Value ($) and
g.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Current Mortgage Loan LTV,
iv.	Maturity Mortgage Loan LTV,
v.	Mortgage Loan NOI DY,
vi.	Mortgage Loan NCF DY and
vii.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan NOI DSCR” and “Mortgage Loan NCF DSCR” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan NOI DY” and “Mortgage Loan NCF DY” to the nearest 1/10th of one percent.

16.	Using the:
a.	TTM NOI ($),
b.	TTM NCF,
c.	Annual Total Debt Service,
d.	Current Allocated Total Debt Balance,
e.	Maturity Allocated Total Debt Balance,
f.	Appraised Portfolio Value ($) and
g.	Units

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Current Total Debt LTV,
iv.	Maturity Total Debt LTV,
v.	Total Debt NOI DY,
vi.	Total Debt NCF DY and
vii.	Total Debt Per Unit

of the Total Debt associated with the Mortgage Loan and, with respect to item vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and
b.	Round the “Current Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt NOI DY” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

17.	Using the:
a.	Mortgage Master Servicing Fee Rate and
b.	Mortgage Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

18.	Using the:
a.	Mortgage Servicer Fee,
b.	Mortgage Trustee & Paying Agent Fee and
c.	Mortgage CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Admin. Fee and
b.	Mortgage Loan Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mezzanine Master Servicing Fee Rate and
b.	Mezzanine Primary Servicing Fee Rate

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Servicer Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Mezzanine Servicer Fee,
b.	Mezzanine Trustee & Paying Agent Fee and
c.	Mezzanine CREFC Fee

of the Mezzanine Loan, all as shown on the Final Data File, we recalculated the “Mezzanine Admin. Fee” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Mezzanine Loan Spread and
b.	Mezzanine Admin. Fee

of the Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Mezzanine Net Margin Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	1 August 2017

Draft First Amendment to Mortgage Loan Agreement (see Note 1)	August 2017

Mezzanine Loan Agreement	1 August 2017

Draft First Amendment to Mezzanine Loan Agreement (see Note 2)	August 2017

Allocated Loan Amount Schedule	11 August 2017

Mortgage Loan Interest Rate Cap Agreement (see Note 3)	2 August 2017

Mezzanine Loan Interest Rate Cap Agreement (see Note 3)	2 August 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Draft Cash Management Agreement (see Note 4)	1 August 2017

Settlement Statement	1 August 2017

Draft Mortgage Cash Flow Pledge	1 August 2017

Mezzanine Cash Flow Pledge	1 August 2017

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	28 July 2017

Appraisal Reports	Various

Appraisal Summary Schedule	28 July 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Canada Post Internet Site (https://www.canadapost.ca)	Not Applicable

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Engineering Summary Report	17 August 2017

Environmental Phase I Summary Report	18 August 2017

Seismic Reports	Various

Mortgage Assignment of Management Agreement (US)	1 August 2017

Mortgage Assignment of Management Agreement (Canada)	1 August 2017

Mortgage Assignment of Franchise Management Agreement (US)	1 August 2017

Mortgage Assignment of Franchise Management Agreement (Canada)	1 August 2017

Mezzanine Subordination of Management Agreement (US)	1 August 2017

Mezzanine Subordination of Management Agreement (Canada)	1 August 2017

Mezzanine Subordination of Franchise Management Agreement (US)	1 August 2017

Mezzanine Subordination of Franchise Management Agreement (Canada)	1 August 2017

Services Management Agreement	30 January 2015

Underwriter’s Summary Report	3 August 2017

Ground Leases	Various

Ground Lease Model	Not Dated

Phoenix Renovation Summary	10 August 2017

Exhibit 1 to Attachment A

Notes:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft first amendment to mortgage loan agreement Source Document as fully executed, which is referred to as the “First Amendment to Mortgage Loan Agreement.”

2.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft first amendment to mezzanine loan agreement Source Document as fully executed, which is referred to as the “First Amendment to Mezzanine Loan Agreement.”

3.	The mortgage loan interest rate cap agreement and mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreement.”

4.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft cash management agreement Source Document as fully executed, which is referred to as the “Cash Management Agreement.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
Full Name State / Province (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov), Canada Post Internet Site (https://www.canadapost.ca) or Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovation	Appraisal Report
Flag	Underwriter’s Summary Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Renovation Year	Phoenix Renovation Summary
Renovation Type	Phoenix Renovation Summary
Phoenix Status	Phoenix Renovation Summary

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Cap Rate	Appraisal Report
Appraised Portfolio Value ($) (see Note 2)	Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Report Date	Environmental Phase I Summary Report
Phase II Recommended	Environmental Phase I Summary Report
Engineering Report Date	Engineering Summary Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic Zone (see Note 3)	Engineering Summary Report
Seismic PML % (see Note 3)	Seismic Report

 Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Occupied	Underwriter’s Summary Report
TTM Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
TTM Rooms Available	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
2014 Rooms Revenue ($)	Underwriter’s Summary Report
2015 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Rooms Revenue ($)	Underwriter’s Summary Report
TTM Rooms Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
TTM Total Revenue ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2014 Franchise EBITDA ($) (see Note 5)	Underwriter’s Summary Report
2015 Franchise EBITDA ($) (see Note 5)	Underwriter’s Summary Report
2016 Franchise EBITDA ($) (see Note 5)	Underwriter’s Summary Report
TTM Franchise EBITDA ($) (see Note 5)	Underwriter’s Summary Report
2014 NCF (see Note 5)	Underwriter’s Summary Report
2015 NCF (see Note 5)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2016 NCF (see Note 5)	Underwriter’s Summary Report
TTM NCF (see Note 5)	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
UW Rooms Revenues	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Franchise EBITDA ($) (see Note 5)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($) (see Note 5)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve	Settlement Statement and Mortgage Loan Agreement
Initial Debt Service Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Debt Service Escrow	Mortgage Loan Agreement
Ground Lease Escrow Initial Amount	Settlement Statement and Mortgage Loan Agreement
Ground Lease Escrow Monthly Amount	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Terms/Description of Springing Ground Lease Escrow (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Allocated Mortgage Loan Balance	Allocated Loan Amount Schedule
Original Allocated Mezzanine Loan Balance	Allocated Loan Amount Schedule
Note Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Spread	First Amendment to Mortgage Loan Agreement
Mezzanine Loan Spread	First Amendment to Mezzanine Loan Agreement
Spread Increase (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Rate Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amount Floored? (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 6)	Interest Rate Cap Agreement
Amount Capped (see Note 6)	Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 6)	Interest Rate Cap Agreement
Extension Term LIBOR Cap (see Note 6)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 6)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 7)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Ownership Interest (see Note 9)	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Model
Ground Lease Fully Extended Expiration Date	Ground Lease Model
Adequate Ground Leases	Ground Lease Model
Ground Lease Bucket 1	Ground Lease Model
Ground Lease Bucket 2	Ground Lease Model

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	Full Name State / Province and
d.	State / Province

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing “Appraised Portfolio Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Appraised Portfolio Value ($),” as shown in the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Appraised Value ($)” of each Property, as shown in the corresponding appraisal report Source Document.

3.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	Seismic PML %

characteristics only for Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the:
a.	2014 Franchise EBITDA ($),
b.	2015 Franchise EBITDA ($),
c.	2016 Franchise EBITDA ($),
d.	TTM Franchise EBITDA ($),
e.	2014 NCF,
f.	2015 NCF,
g.	2016 NCF,
h.	TTM NCF,
i.	Underwritten Franchise EBITDA ($) and
j.	Underwritten Net Cash Flow ($)

characteristics, the underwriter’s summary report Source Document did not contain information for each Property. The Depositor instructed us to only compare the information related to the characteristics listed in a. through j. above for the Mortgage Loan, as shown in the underwriter’s summary report Source Document.

6.	For the purpose of comparing the:
a.	Note Date,
b.	Due Date,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Spread Increase,
i.	Spread Increase Description,
j.	Payment Grace Period Event of Default,
k.	Payment Grace Period Event of Late Fee,
l.	Balloon Grace Period Event of Default,
m.	Balloon Grace Period Event of Late Fee,
n.	Rate Type,
o.	Amortization Type,
p.	Accrual Basis,
q.	Interest Accrual Period Start,
r.	Interest Accrual Period End,
s.	Interest Rate Adjustment Frequency,
t.	LIBOR Rounding Methodology,
u.	LIBOR Lookback Days,
v.	LIBOR Floor,
w.	Amount Floored?,
x.	LIBOR Cap,
y.	Amount Capped,
z.	LIBOR Cap Expiration Date,

Exhibit 2 to Attachment A

Notes: (continued)

6. (continued)

aa.	Extension Term LIBOR Cap and
bb.	LIBOR Cap Provider

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown on the applicable Source Documents for each of the characteristics listed in a. through bb. above.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents require the Mortgage Borrowers to deliver notices to each of the credit card companies or credit card clearing banks with which the Mortgage Borrowers or property managers have entered into merchant’s agreements to deliver all receipts payable with respect to the Properties directly to the applicable lockbox account.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Mortgage Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

9.	For the purpose of comparing the “Ownership Interest” characteristic for the Property identified on the Preliminary Data File as “Temecula Historic Old Town, CA,” the Depositor instructed us to use “Fee.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Property Name Edited
Exit Fees
Extension Fees
Amortization Test
Springing Monthly Fixed Amortization Payment
Mortgage Master Servicing Fee Rate
Mortgage Primary Servicing Fee Rate
Mortgage Trustee & Paying Agent Fee
Mortgage CREFC Fee
Mezzanine Master Servicing Fee Rate
Mezzanine Primary Servicing Fee Rate
Mezzanine Trustee & Paying Agent Fee
Mezzanine CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.